BLACKROCK FUND INVESTORS 1
(IN LIQUIDATION)
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS FOR THE PERIOD
JANUARY 1, 1999 THROUGH
SEPTEMBER 27, 1999 (DATE OF LIQUIDATION)

Logo of            DELOITTE & TOUCHE LLP               Telephone (212) 436-2000
Deloitte &         Two World Trade Financial Center    Facsimile (212) 436-5000
Touche             New York, New York 10281-1414



BLACKROCK ASSET INVESTORS I (IN LIQUIDATION)
REPORT OF INDEPENDENT AUDITORS

The Shareholders and Board of Trustees of
BlackRock Asset Investors:

We have audited the accompanying consolidated statements of operations and of cash flows of BlackRock Asset Investors (In Liquidation) ("Trust") for the period January 1, 1999 through September 27. 1999 (date of liquidation), the consolidated statements of changes in net assets for the period January 1, 1999 through September 27, 1999 (date of liquidation) and for this year ended December 31, 1998, and the consolidated statements of financial highlights for the period January 1, 1999 through September 27, 1999 (date of liquidation), for the years ended December 31, 1998, 1997, and 1996, and for the period March 29, 1995 (commencement of investment operations) to December 31, 1995. These consolidated financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the results of operations and cash flows of BlackRock Asset Investors (In Liquidation) for the period January 1. 1999 through September 27, 1999 (date of liquidation). the changes in their net assets for the period January 1. 1999 through September 27, 1999 (date of liquidation) and for the year ended December 31, 1998 and their financial highlights for the period January 1. 1999 through September 27, 1999 (date of liquidation). for the years ended December 31, 1998. 1997, and 1996, and for the period March 29. 1995 (commencement of investment operations) to December 31, 1995 in conformity with generally accepted accounting principles.

As explained in Note 1, the Trust was liquidated on September 27, 1999 and distributed its net assets to its shareholders. The liquidating distribution included investments valued at $45,998,227, whose values were estimated BY the Trust's Board of Trustees in the absence of readily ascertainable market values. We reviewed the procedures used by the Board of Trustees in arriving at its estimate of value of such investments and inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may have differed significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


/s/ Deloitte & Touche LLP
-------------------------
New York, New York
September 30, 1999

---------------
DELOITTE TOUCHE
TOHMATSU
---------------

BLACKROCK FUND INVESTORS I (IN LIQUIDATION)
STATEMENT OF OPERATIONS
FOR THE PERIOD JANUARY 1, 1999 THROUGH
SEPTEMBER 27, 1999 (DATE OF LIQUIDATION)
-------------------------------------------------------------------------------

NET INVESTMENT LOSS

Interest income (net of interest expense of $3,784)                  $ 25,873
                                                                   ----------
Expenses
     Master administration (Note 2)                                   198,420
     Transfer Agent                                                    10,937
     Miscellaneous                                                        672
                                                                  -----------

          Total expenses                                              210,029
                                                                  -----------
     Net investment loss                                             (184,156)
                                                                  -----------


REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS (NOTE 1)

Net realized loss on BAI                                          (10,752,515)
Net change in unrealized depreciation on investments                4,805,452
                                                                  -----------
Net realized and unrealized loss                                   (5,947,063)
                                                                  -----------
NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                    $(6,131,219)
                                                                  ===========



-------------------------------------------------------------------------------

See Notes to Financial Statements.

BLACKROCK FUND INVESTORS I (IN LIQUIDATION)
STATEMENT OF CASH FLOWS
FOR THE PERIOD JANUARY 1, 1999 THROUGH
SEPTEMBER 27, 1999 (DATE OF LIQUIDATION)
-------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH

Cash flows used for operating activities:
     Dividends and interest received                             $     54,354
     Expenses paid                                                   (545,751)
                                                                 ------------
     Net cash flows used for operating activities                    (491,397)
                                                                 ------------
Cash flows provided by investing activities:
     Sale of repurchase agreements                                    451,000
                                                                 ------------
Cash flows provided by financing activities:
     Redemption of preferred stock                                    266,220
     Distributions received *                                      38,059,695
     Distributions to shareholders *                              (38,286,489)
                                                                 ------------
     Net cash flows provided by financing activities                   39,426
                                                                 ------------

Net decrease in cash                                                     (971)
                                                                 ------------
Cash beginning of period                                                  971
                                                                 ------------
Cash end of period                                               $          -
                                                                 ============

RECONCILIATION OF NET DECREASE IN NET
     ASSETS RESULTING FROM OPERATIONS
     TO NET CASH FLOWS USED FOR
     OPERATING ACTIVITIES

Net decrease in net assets resulting from operations             $ (6,131,219)
                                                                 ------------
Decrease in unrealized depreciation                                (4,805,452)
Net realized loss on BAI                                           10,752,515
Decrease in other assets                                               24,697
Decrease in other accrued expenses                                   (331,938)
                                                                 ------------

     Total adjustments                                             5,639,822
                                                                 ------------
Net cash flows used for operating activities                     $   (491,397)
                                                                 ============

-------------------------------------------------------------------------------

See Notes to Financial Statements.
*  Excludes a non-cash liquidating distribution in the amount of $15,933,878.

BLACKROCK FUND INVESTORS I (IN LIQUIDATION)
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------

                                                                              FOR THE PERIOD
                                                                          JANUARY 1, 1999 THROUGH
                                                                             SEPTEMBER 27, 1999        FOR THE YEAR ENDED
                                                                           (DATE OF LIQUIDATION)        DECEMBER 31, 1998
                                                                          -------------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income (loss)                                               $   (184,156)                $  4,472,223
     Net realized loss                                                           (10,752,515)                          --
     Net change in unrealized appreciation (depreciation)
          on investments                                                           4,805,452                     (597,238)
                                                                                ------------                 ------------

     Net increase (decrease) in net assets resulting
          from operations                                                         (6,131,219)                   3,874,985
                                                                                ------------                 ------------

Dividends and distributions to shareholders from:
     Net investment income                                                                --                   (4,472,223)
     Return of capital                                                           (54,220,367)                 (24,620,850)
                                                                                ------------                 ------------

      Total dividends and distributions to shareholders                          (54,220,367)                 (29,093,073)
                                                                                ------------                 ------------

     Net decrease                                                                (60,351,586)                 (25,218,088)

NET ASSETS

Beginning of period                                                               60,351,586                   85,569,674
                                                                                ------------                 ------------

End of period                                                                   $          -                 $ 60,351,586
                                                                                ============                 ============

BLACKROCK FUND INVESTORS I (IN LIQUIDATION)
STATEMENTS OF FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------

                                                   FOR THE PERIOD                                                   MARCH 29,
                                                  JANUARY 1, 1999       FOR THE       FOR THE        FOR THE          1995
                                                      THROUGH         YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                                 SEPTEMBER 27, 1999   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                               (DATE OF LIQUIDATION)      1998           1997          1996           1995
                                               ---------------------  ------------   -----------   -----------    ------------
PER SHARE OPERATING
     PERFORMANCE:

Net asset value, beginning of period               $  216.87          $ 307.49       $  678.38       $  684.36     $ 1,000.00
                                                   ---------          --------       ---------       ---------     ----------
     Net investment income (loss) (a)                  (0.66)            16.07          201.41          207.34         (88.36)
     Net realized and unrealized gain (loss) (a)      (21.37)            (2.15)         (17.25)          30.04        (227.28)
                                                   ---------          --------         -------       ---------     ----------
     Net increase (decrease) from
          investment operations                       (22.03)           13.92          184.16          237.38         (315.64)
                                                   ---------          --------         -------       ---------     ----------

     Less dividends and distributions:
     Net investment income                                --            (16.07)        (187.00)        (131.31)            --
     In excess of net investment income                   --                --              --           (7.16)            --
     Net realized gain                                    --                --              --          (17.09)            --
     Return of capital                               (194.84)           (88.47)        (368.05)         (87.80)            --
                                                   ---------          --------        --------         -------             --
                                                     (194.84)          (104.54)        (555.05)        (243.36)            --
                                                   ---------          --------        --------        --------             --
Net asset value, end of period                     $       -          $ 216.87       $  307.49       $  678.38       $ 684.36
                                                   =========          ========       =========       =========       ========

TOTAL INVESTMENT RETURN (B)                          (10.16)%             4.53%          27.15%          53.11%       (31.56)%

RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                            0.54%(c)          0.83%           0.65%           1.55%          7.73%(c)
Net investment income (loss) (d)                      (0.48)(c)           5.78%          30.14%          29.24%        (7.73)(c)

SUPPLEMENTAL DATA:
Average net assets (in thousands)                    $52,134           $77,424        $176,208       $  71,295        $15,573
Portfolio turnover                                        --                --              --              --             --
Net assets, end of period (in thousands)                  --           $60,352         $85,570       $ 126,102        $34,317


---------------------------------------------------------------------------------------------------------------------------------

*  Commencement of investment operations.
(a) Calculated based on average shares.
(b) The Fund is not a publicly traded entity, therefore, total investment return is calculated assuming a purchase of a common share at net asset value per share on the first day and a sale at net asset value per share on tha last day of the period reported. Total investment return for periods of less than one full year are not annualized.
(c) Annualized.
(d) The ratio of expenses and net investment income to total investor capital commitments of $194,950,055 on an annualized basis is 0.15% and (0.13)%, respectively, for the period January 1, 1999 through September 27, 1999 (date of liquidation).
    The ratio of expenses and net investment income to total investor capital commitments of $194,950,055 on an annualized basis is 0.33% and 2.29%, respectively, for the year ended December 31, 1998.
    The ratio of expenses and net investment income to total investor capital commitments of $194,950,055 on an annualized basis is 0.58% and 27.24%, respectively, for the year ended December 31, 1997.
    The ratio of expenses and net investment income to total investor capital commmitments of $194,950,055 on an annualized basis is 0.57% and 10.69%, respectively, for the year ended December 31, 1996. The ratio of expenses and net investment loss to total investor capital commitments of $194,950,055 on an annualized basis is 0.62% and (0.62)%, respectively, for the period March 29, 1995* through December 31, 1995.

    Contained above is the audited operating performance based on an average share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data, for the period indicated. This information has been determined based upon financial information provided in the financial statements.


See Notes to Financial Statements.

BLACKROCK FUND INVESTORS I (IN LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD JANUARY 1, 1999 THROUGH SEPTEMBER 27, 1999
(DATE OF LIQUIDATION)
-------------------------------------------------------------------------------
NOTE 1.         ORGANIZATION AND ACCOUNTING POLICIES

BACKGROUND: BlackRock Fund Investors I ("Fund I"), prior to its liquidation as described below, was a non-diversified closed-end investment company organized as a Delaware business trust. Fund I invested all of its investable assets in BlackRock Asset Investors ("BAI" or the "Trust") which, prior to its liquidation as described below, was a Delaware business trust registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company and had the same investment objective as Fund I. The value of Fund I's investment in BAI reflects Fund I's proportionate interest in the net assets of BAI. The performance of Fund I was directly affected by the performance of BAI. The financial statements of BAI are included in this report and should be read in conjunction with Fund I's financial statements.

PLAN OF LIQUIDATION: The Board of Trustees of Fund I ("Trustees") approved a plan of liquidation ("Plan") on September 18, 1997 which was adopted by the shareholders on October 3, 1997 ("Adoption Date"). The Plan term ran approximately two years from the Adoption Date. The plan required the Trustees to oversee the complete and orderly liquidation of Fund I and wind-up the Trust. The liquidation of Fund I in accordance with the Plan resulted in distributions paid subsequent to the Adoption Date being characterized for tax purposes first as a return of capital until a shareholder's basis was reduced to zero, and then as capital gain. The character of distributions paid subsequent to the Adoption Date were determined in accordance with income tax regulations which differed from generally accepted accounting principles. On September 20, 1999 and September 27, 1999, BAI transferred certain of its net assets, to BAI Liquidating, LLC ("BAIL") for all of the ownership interests in BAIL. On September 27, 1999 (date of liquidation), BAI distributed net assets with a value of $24,203,001 to Fund I, consisting of $8,269,123 of cash and ownership interests in BAIL valued at $15,933,878. Concurrently, Fund I distributed all of its net assets, consisting of $8,595,915 in cash and its ownership interest in BAIL, to its shareholders. As part of the Liquidation, Fund I's shareholders each had an option to receive cash for their share of their ownership interest in BAIL, either from other shareholders or from an affiliate of the Advisor.
     The following is a summary of significant accounting policies followed by Fund I.

SECURITIES VALUATION: Fund I's interest in BAI common shares, prior to its liquidation, was valued by Fund I at its proportionate interest in the net asset value of BAI (approximately 35% at September 27, 1999, date of liquidation). Valuation of securities by BAI is discussed in Note 1 of BAI's Notes to Consolidated Financial Statements which are included elsewhere in this report.
     Short-term securities which matured in 60 days or less were valued at amortized cost, if their term to maturity from date of purchase was 60 days or less. Short-term securities with a term to maturity greater than 60 days from the date of purchase were valued at current market quotations until maturity.
     In connection with transactions in repurchase agreements, the custodian for Fund I took possession of the underlying collateral securities, the value of which at least equaled the principal amount of the repurchase transaction, including interest. To the extent that any repurchase transaction exceeded one business day, the value of the collateral was marked to market on a daily basis to ensure the adequacy of the collateral.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions were recorded on the trade date. Realized gains and losses were calculated on the identified cost basis. Interest income was recorded on the accrual basis and Fund I amortized premium or accreted discount on securities purchased using the interest method. Dividends and distributions received from BAI were recorded based on the character of the dividend or distribution received.

TAXES: Fund I met the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision was required.

MASTER ADMINISTRATION, ADMINISTRATION AND OTHER EXPENSES: Master administration and other expenses were recorded on the accrual basis.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


NOTE 2.         AGREEMENTS

     Fund I had a Master Administration Agreement with BlackRock Financial Management, Inc. (the "Master Administrator"), prior to Fund I's liquidation, which provided that during the Commitment Period the Trust would pay to the Master Administrator for its services (which were solely administrative in nature) a semi-annual fee, in arrears, in an amount equal to .50% of the aggregate Capital Commitments, on an annualized basis. Subsequent to the Commitment Period, the semi-annual fee payable in arrears to the Master Administrator is .50% of the weighted average capital invested during the relevant period on an annualized basis.

     Fund I had also entered into an Administration  Agreement with State Street
Bank  and  Trust  Company   ("State   Street").   For  its  services  under  the
Administration Agreement, State Street received no fees from Fund I.

     Pursuant to the agreements, the Master Administrator provided various administrative services and paid the compensation of officers of Fund I, who are affiliated persons of the Master Administrator. State Street paid occupancy and certain clerical and accounting costs of Fund I. Fund I boar all other costs and expenses.

     Certain trustees of BAI and Fund I, who were not interested parties, were paid a fee, which was split ratably between BAI, Fund I, BlackRock Fund Investors II and BlackRock Fund Investors III, for their services in the amount of $22,000 each for the period plus telephonic meeting fees not to exceed $500 annually and certain out-of-pocket expenses.

NOTE 3.   NOTES

     Fund I held a note with a principal amount of $64,000 from BAI. The note paid interest at a per annum rate of 2.50% over the yield of the one-year constant maturity Treasury, redeemable annually by Fund I and due on dissolution of BAI.
     Fund I had issued and sold notes in the aggregate amount of $64,000 paying interest at a per annum rate of 2.50% over the yield of the one-year constant maturity Treasury, redeemable annually by the holder and due on dissolution of Fund I.
     Both the notes held and issued were redeemed on September 10, 1999.

TRUSTEES
Laurence D. Fink, CHAIRMAN
John C. Deterding
Donald G. Drapkin
Wesley R. Edens
Charles Froland
James Grosfeld
Laurence E. Hirsch
Thomas Ruggels
Kendrick R. Wilson, II

OFFICERS
Ralph L. Schlosstein, PRESIDENT
Wesley R. Edens, CHIEF OPERATING OFFICER
Robert I. Kauffman, MANAGING DIRECTOR
Randal A. Nardone, MANAGING DIRECTOR AND ASSISTANT SECRETARY
Erik P. Nygaard, MANAGING DIRECTOR
Henry Gabbay, TREASURER
Susan L. Wagner, SECRETARY
James Kong, ASSISTANT TREASURER

MASTER ADMINISTRATOR
BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY  10154

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
Two Heritage Drive
North Quincy, MA  02171

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, NY  10281-1431

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP
919 Third Avenue
New York, NY  10022






This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares.

BLACKROCK FUND INVESTORS I
Two Heritage Drive
North Quincy, MA  02171

BLACKROCK ASSET INVESTORS (IN LIQUIDATION)
--------------------------------------------------------------------------------
CONSOLIDATED FINANCIAL STATEMENTS
FOR THE PERIOD JANUARY 1, 1999 THROUGH
SEPTEMBER 27, 1999 (DATE OF LIQUIDATION)

Logo of
Deloitte &
Touche
----------               ------------------------------------------------------
                         DELOITTE & TOUCHE LLP        Telephone: (212)436-2000
                         Two World Financial Center   Facsimile: (21 2/436-5000
                         New York, New York 10281-1414


BLACKROCK ASSET INVESTORS (IN LIQUIDATION)
REPORT OF INDEPENDENT AUDITORS


The Shareholders and Board of Trustees of
BlackRock Asset Investors:

We have audited the accompanying consolidated statements of operations and of cash flows of BlackRock Asset Investors (In Liquidation) ("Trust") for the period January 1, 1999 through September 27, 1999 (date of liquidation), the consolidated statements of changes in net assets for the period January 1, 1999 through September 27, 1999 (date of liquidation) and for the year ended December 31, 1998, and the consolidated statements of financial highlights for the period January 1. 1999 through September 27, 1999 (date of liquidation), for the years ended December 31, 1998, 1997, and 1996, and for the period March 29, 1995 {commencement of investment operations) to December 31, 1995. These consolidated financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the results of operations and cash flows of BlackRock Asset Investors (In Liquidation) for the period January 1, 1999 through September 27, 1999 (date of liquidation), the changes in their net assets for the period January 1, 1999 through September 27, 1999 (date of liquidation) and for the year ended December 31, 1998 and their financial highlights for the period January 1, 1999 through September 27, 1999 (date of liquidation), for the years ended December 31, 1998, 1997, and 1996, and for the period March 29, 1995 (commencement of investment operations) to December 31, 1995 in conformity with generally accepted accounting principles.

As explained in Note 1, the Trust was liquidated on September 27, 1999 and distributed its net assets to its shareholders. The liquidating distribution included investments valued at $45,998,227, whose values were estimated by the Trust's Board of Trustees in the absence of readily ascertainable market values. We reviewed the procedures used by the Board of Trustees in arriving at its estimate of value of such investments and respected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may have differed significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


/s/ Deloitte & Touche LLP
-------------------------
New York, New York
September 30, 1999

---------------
DELOITTE TOUCHE
TOHMATSU
---------------

BLACKROCK ASSET INVESTORS (IN LIQUIDATION)
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE PERIOD JANUARY 1, 1999 THROUGH
SEPTEMBER 27, 1999 (DATE OF LIQUIDATION)
-------------------------------------------------------------------------------

NET INVESTMENT LOSS
Income (loss)
     Net investment loss earned from BCF                                         $ (29,831,306)
     Interest (net of interest expense of $11,383)                                     630,849
                                                                                ---------------
     Total loss                                                                    (29,200,457)
                                                                                ---------------

Expenses
     Performance fee                                                                25,180,745
     Investment advisory                                                               280,461
     Professional services                                                              40,590
     Accounting                                                                         35,179
     Administration                                                                     24,036
                                                                                ---------------
     Total operating expenses                                                       25,561,011
                                                                                ---------------
     Net investment loss                                                           (54,761,468)
                                                                                ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
     FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY
     TRANSACTIONS (NOTE 1)

Net realized gain (loss) on:
      Investments                                                                   53,785,699
      Foreign currency and forward currency contracts                                  529,470
      BCF investments                                                              (12,292,418)
                                                                                ---------------
      Net realized gain                                                             42,022,751
                                                                                ---------------

Net change in unrealized depreciation on:
      Foreign currency and forward currency contracts                                   (9,484)
      BCF investments                                                               (2,517,334)
      Other investments                                                             (1,842,468)
                                                                                    -----------
      Net change in unrealized depreciation                                         (4,369,286)
                                                                                ---------------

      Net realized and unrealized gain                                              37,653,465
                                                                                ---------------

NET DECREASE IN NET INVESTMENT ASSETS
     RESULTING FROM OPERATIONS (NOTE 1)                                          $ (17,108,003)
                                                                                ===============

BLACKROCK ASSET INVESTORS (IN LIQUIDATION)
CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE PERIOD JANUARY 1, 1999 THROUGH
SEPTEMBER 27, 1999 (DATE OF LIQUIDATION)
-------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH
Cash flows used for operating activities:
          Net investment income                                                    $ 1,078,781
          Expenses paid                                                            (26,379,398)
          Payable to affiliates                                                     (1,564,351)
          Net realized gain from forward currency contracts and transactions           529,470
                                                                                ---------------

          Net cash flows used for operating activities                             (26,335,498)
                                                                                ---------------

Cash flows provided by investing activities:
          Net sale of investments *                                                134,763,494
          Sale of repurchase agreements                                              2,091,000
                                                                                ---------------

          Net cash flows provided by investing activities                          136,854,494
                                                                                ---------------

Cash flows used for financing activities:
          Redemption of preferred stock                                             (1,020,000)
          Redemption of notes payable                                                 (192,500)
          Payment of distributions*                                               (109,871,463)
                                                                                ---------------

          Net cash flows used for financing activities                            (111,083,963)
                                                                                ---------------

Net decrease in cash                                                                  (564,967)

Cash, beginning of period                                                              564,967
                                                                                ---------------

Cash, end of period                                                                        $ -
                                                                                ===============

RECONCILIATION OF NET DECREASE IN NET
         ASSETS RESULTING FROM OPERATIONS
         TO NET CASH FLOWS USED FOR
         OPERATING ACTIVITIES

Net decrease in net assets resulting from operations                             $ (17,108,003)
                                                                                ---------------
Increase in unrealized depreciation                                                  4,369,286
Net realized gain on investments                                                   (41,493,281)
Net investment loss from BCF                                                        29,831,306
Decrease in accrued expenses and other liabilities                                    (942,145)
Decrease in due to affiliates                                                       (1,564,351)
Decrease in interest receivable                                                        571,690
                                                                                ---------------

          Total adjustments                                                         (9,227,495)
                                                                                ---------------

Net cash flows used for operating activities                                     $ (26,335,498)
                                                                                ===============

-------------------------------------------------------------------------------
See Notes to Consolidated Financial Statements.
*  Excludes a non-cash liquidating distribution in the amount of $45,998,227.

BLACKROCK ASSET INVESTORS (IN LIQUIDATION)
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                    FOR THE PERIOD
                                                              JANUARY 1, 1999 THROUGH
                                                                  SEPTEMBER 27, 1999          FOR THE YEAR ENDED
                                                                (DATE OF LIQUIDATION)         DECEMBER 31, 1998
                                                              ------------------------        ------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:

     Net investment income (loss)                                   $ (54,761,468)              $ 14,719,023
     Net realized gain (loss)                                          42,022,751                 (4,352,049)
     Net change in unrealized appreciation
         (depreciation)                                                (4,369,286)                 2,627,956
                                                                   ---------------            ---------------
     Net increase (decrease) in net assets resulting
        from operations                                               (17,108,003)                12,994,930
                                                                   ---------------            ---------------

Dividends and distributions:

To common shareholders from:
     Net investment income                                                      -                (14,637,831)
     Return of capital                                               (155,869,690)               (68,362,169)

To preferred shareholders from:
     Net investment income                                                (60,060)                   (81,192)
     Return of capital                                                 (1,020,000)                         -
                                                                   ---------------            ---------------
Total dividends and distributions to
      common and preferred shareholders                              (156,949,750)               (83,081,192)
                                                                   ---------------            ---------------

     Net decrease                                                    (174,057,753)               (70,086,262)

NET INVESTMENT ASSETS

Beginning of period                                                   174,057,753                244,144,015
                                                                   ---------------            ---------------
End of period                                                       $           -              $ 174,057,753
                                                                   ===============            ===============


-------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements.

BLACKROCK ASSET INVESTORS (IN LIQUIDATION)
CONSOLIDATED STATEMENTS OF FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                   FOR THE PERIOD                                                   MARCH 29,
                                                  JANUARY 1, 1999       FOR THE       FOR THE        FOR THE          1995
                                                      THROUGH         YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                                 SEPTEMBER 27, 1999   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                               (DATE OF LIQUIDATION)      1998           1997          1996           1995
                                               ---------------------  ------------   ------------   -----------    ------------
PER SHARE OPERATING
     PERFORMANCE:

Net asset value per common share,
     Beginning of period                               $   237.07       $  333.09      $  741.42       $  765.99     1,000.00
                                                      ------------     -----------    -----------     -----------   ----------
     Net investment income (loss) (a)                      (75.03)          20.16         224.83          262.06      (150.13) **
     Net realized and unrealized gain (loss) (a)            51.59           (2.36)        (17.90)          14.05       (83.88) **
                                                      ------------     -----------    -----------     -----------   ----------
Net increase (decrease) from investment operations         (23.44)          17.80         206.93          276.11      (234.01)
                                                      ------------     -----------    -----------     -----------   ----------

Less dividends & distributions:
     To common shareholders from:
     Net investment income                                     --          (20.05)       (213.98)        (168.12)          --
     Net realized gains                                        --              --             --           (5.92)          --
     In excess of net realized gain                            --              --             --          (13.96)          --
     Return of capital                                    (213.55)         (93.66)       (401.18)        (112.68)          --
     To preferred shareholders                              (0.08)          (0.11)         (0.10)             --           --
                                                      ------------     -----------    -----------     -----------    ---------
                                                          (213.63)        (113.82)       (615.26)        (300.68)          --
                                                      ------------     -----------    -----------     -----------    ---------
Net asset value per common share, end of period        $        -       $  237.07      $  333.09       $  741.42      $ 765.99
                                                      ============     ===========    ===========     ===========    =========

TOTAL INVESTMENT RETURN (B)                                 (9.98)%          5.34%         27.91%          50.00%      (23.40)%

RATIOS TO AVERAGE NET ASSETS
     OF COMMON SHAREHOLDERS:
Operating expenses (d)                                       0.34% (c)       0.51%          0.54%           1.15%       10.78% (c)**
Net investment income (loss) (d)                           (49.55)(c)        6.64%         31.04%          33.17%      (13.15)(c)**

SUPPLEMENTAL DATA:
Average net assets of
          common shareholders (in thousands)             $149,417        $221,827       $500,489        $206,466      $47,282
Portfolio turnover                                             --              --             71%             --           27%
Net assets of common shareholders,
          end of period (in thousands)                         --        $173,038       $243,124        $359,236     $100,991
Asset coverage per share of preferred stock,
          end of period (in thousands)                         --             $85           $119            $176           --
-----------------------------------------------------------------------------------------------------------------------------------

*  Commencement of investment operations.
** Restated to conform to 1996 presentation.
(a) Calculated based on average shares.
(b) The Fund is not a publicly traded entity, therefore, total investment return is calculated assuming a purchase of a common share at net asset value per share on the first day and a sale at net asset value per share on tha last day of the period reported. Total investment return for periods of less than one full year are not annualized.
(c) Annualized.
(d) The ratio of expenses, including performance fee, to total average net assets is 23.13%, on an annualized basis, for the period January 1, 1999 through September 27, 1999 (date of liquidation). The ratio of expenses, including performance fee, and net investment income to total investor capital commitments of $560,267,692 is 6.17% and (13.21)%, respectively, for the period January 1, 1999 through September 27, 1999 (date of liquidation). The ratio of expenses and net investment income to total investor capital commitments of $560,267,692 is 0.20% and 2.63%, respectively, for the year ended December 31, 1998. The ratio of expenses and net investment income to total investor capital commitments of $560,267,692 is 0.48% and 27.73%, respectively, for the year ended December 31, 1997. The ratio of expenses and net investment income to total investor capital commitments of $560,267,692 is 0.90% and 12.22%, respectively, for the year ended December 31, 1996. The ratio of expenses and net investment income to total investor capital commitments of $560,267,692 on an annualized basis is 0.90% and (1.11)%, respectively, for the period March 29, 1995* through December 31, 1995.

    Contained above is the audited operating performance based on an average common share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data, for the period indicated. This information has been determined based upon financial information provided in the financial statements.

See Notes to Consolidated Financial Statements.

BLACKROCK ASSET INVESTORS (IN LIQUIDATION)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
FOR THE PERIOD JANUARY 1, 1999 THROUGH
SEPTEMBER 27, 1999 (DATE OF LIQUIDATION)
--------------------------------------------------------------------------------
NOTE 1.      ORGANIZATION AND ACCOUNTING POLICIES

BACKGROUND: BlackRock Asset Investors ("BAI" or the "Trust") prior to its liquidation as described below, was a non-diversified closed-end investment company organized as a Delaware business trust registered under the Investment Company Act of 1940. The Declaration of Trust permitted the Trustees to create a limited number of series (or "Funds"), each of which issued a separate class of shares. The Trustees established BlackRock Fund Investors I, BlackRock Fund Investors II, and BlackRock Fund Investors III. The Trust sought to achieve high total returns primarily from its investments in subordinated commercial mortgage-backed securities and other investment securities and from its investment in its wholly-owned affiliate, BlackRock Capital Finance L.P., a Delaware limited partnership ("BCF"), and other mortgage affiliates, which were engaged primarily in the business of pooling and repackaging performing commercial mortgage loans as commercial mortgage-backed securities for distribution to the Trust and its strategic coinvestors and for sale in capital markets. In addition, BCF worked out distressed commercial and residential mortgage loans. Prior to its liquidation, BAI owned a 99.8% general partnership interest in BCF and 100% of Asset Investors Inc. ("AII") and AII owned a 0.2% limited partnership interest in BCF. BAI consolidated AII under generally accepted accounting principals.

PLAN OF LIQUIDATION: On September 18, 1997 the Board of Trustees of BAI ("Trustees") approved a plan of liquidation ("Plan") and a technical amendment to the terms of BAI's Preferred Shares to facilitate the Plan which was adopted by the shareholders on October 6, 1997 (Adoption Date). The Plan term ran approximately two years from the Adoption Date. The Plan required the Trustees to oversee the complete and orderly liquidation of BAI and wind-up the Trust. The liquidation of BAI in accordance with the Plan resulted in distributions paid subsequent to the adoption date being characterized for tax purposes first as a return of capital until a shareholder's basis was reduced to zero, and then as capital gain. The character of distributions paid prior to the adoption date were determined in accordance with income tax regulations which differed from generally accepted accounting principles.

On September 20, 1999 and September 27, 1999, BAI transferred certain of its net assets, including its ownership of BCF and AII, to BAI Liquidating, LLC ("BAIL") for all of the ownership interests in BAIL. On September 27, 1999 (date of liquidation), BAI distributed all of its net assets with a value of $69,869,690 to its shareholders, consisting of $23,871,463 of cash and its ownership interest in BAIL valued at $45,998,227 and concurrently the Funds distributed their net assets, including BAIL, to their shareholders ("Liquidation"). As part of the Liquidation, the Funds' shareholders each had an option to receive cash for their share of their ownership interest in BAIL, either from other Funds' shareholders or from an affiliate of the Advisor.

INVESTMENT VALUATION: In valuing the Trust's assets upon distribution, quotations of foreign securities in a foreign currency were converted to U.S. dollar equivalents at the then current currency value. The Trust valued mortgage-backed and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Trust's Board of Trustees. In determining the value of a particular security, pricing services used certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities.
     The Trust's investment in mortgage loans acquired as distressed or nonperforming were valued at current cost from the date of acquisition to the date on which a significant event occured, such as revaluation of the collateral, resolution of legal impediments, bankruptcy of the borrower or restructuring of the loan. When a significant event affecting valuation occured, the mortgage loan was revalued on the basis of such event and, if possible, was thereafter, valued on an analytical basis rather than at cost basis.
     Any securities or other assets for which current market quotations were not readily available, were valued at fair value as determined in good faith under the Valuation Policy and Guidelines established by and under the general supervision and responsibility of the Trust's Valuation Committee.
     Short-term securities which matured in 60 days or less were valued at amortized cost, if their term to maturity from date of purchase was 60 days or less. Short-term securities with a term to maturity greater than 60 days from the date of purchase were valued at current market quotations until maturity.
     In connection with transactions in repurchase agreements, the Trust's custodian took possession of the underlying collateral securities, the value of which at least equaled the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeded one business day, the value of the collateral was marked to market on a daily basis to ensure the adequacy of the collateral.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust were maintained in U.S. dollars. Foreign currency amounts were translated into U.S. dollars on the following basis:
         (I) market value of investment securities distributed to its Shareholders, assets and liabilities at the current rate of exchange; and
        (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions
     The Trust isolated that portion of gains and losses on investment securities which were due to changes in the foreign exchange rates from that which were due to changes in market prices of such securities.
     The Trust reported certain foreign currency related transactions as realized gains for financial reporting purposes, whereas such components were treated as ordinary income for federal income tax purposes.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions were recorded on the trade date. Realized gains and losses were calculated on the identified cost basis. Interest income was recorded on the accrual basis and the Trust amortized premium or accreted discount on securities purchased using the interest method. Net investment income and loss and net gain and loss realized by BCF were recorded on a flow through basis by the Trust.

TAXES: The Trust met the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision was required for the Trust, prior to the liquidation.

INVESTMENT ADVISORY, ADMINISTRATION AND OTHER EXPENSES: Investment advisory, administration and other expenses were recorded on the accrual basis. Performance fees of $47,324,750, of which $25,180,745 was recorded by BAI and $22,144,005 was recorded by BCF were included in the consolidated statement of operations. The performance fees were determined in accordance with the Termination Date provisions of the Amended and Restated Investment Advisory Agreement dated January 1, 1996. The provisions require that a significant portion on the performance fee be recognized upon the Trust's termination, September 27, 1999. The net increase in the Trust's net assets prior to the recognition of the performance fee was $30,216,747.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements during the reporting period. Actual results could differ from those estimates.

NOTE 2.            AGREEMENTS

     The Trust had an Investment Advisory Agreement with BlackRock Financial Management, Inc. (the "Advisor") which provided that during the Commitment Period the Trust would pay to the Advisor for its services a semi-annual fee, in arrears, in an amount equal to .75% of the aggregate Capital Commitments, on an annualized basis. Subsequent to the Commitment Period, the semi-annual fee payable in arrears to the Advisor was reduced to .50% of the weighted average capital invested during the relevant period on an annualized basis. In addition to its management fee, the Trust paid to the Advisor as of the first anniversary of the commencement of the Trust's operations, as of each December 31 thereafter and as of the Trust's termination date, September 27, 1999, a performance fee based on certain performance criteria, as described in the Trust's Investment Advisory Agreement.
     On December 6, 1996, the Board of Directors approved an amendment (approved retroactive to January 1, 1996) to the Investment Advisory Agreement which provided that during the Commitment Period the Trust and BCF each would pay to the Advisor for its services a semi-annual fee, in arrears, in an amount equal to .375% of the aggregate Capital Commitments on an annualized basis and that subsequent to the Commitment Period, the semi-annual fee payable in arrears to the Advisor, each by the Trust and BCF, was reduced to .25% of the weighted average capital invested during the relevant period on an annualized basis and the performance fee would be allocated between BCF and the Trust as determined by the Trust.
     The Trust had also entered into an Administration Agreement with State Street Bank and Trust Company ("State Street") which provided that State Street receive an annual fee equal to .06% of the Trust's average net asset value up to $225 million, .04% of the next $225 million and .02% thereafter, subject to certain minimum requirements.
     Pursuant to the agreements, the Advisor provided continuous supervision of the investment portfolio and paid the compensation of officers of the Trust, who are affiliated persons of the Advisor. State Street paid occupancy and certain clerical and accounting costs of the Trust. The Trust boar all other costs and expenses.
     Certain trustees of the Trust and the Funds, who are not interested parties, were paid a fee, which was split ratably between BAI and the Funds, for their services in the amount of $22,000 each for the period plus telephonic meeting fees not to exceed $500 annually and certain out-of-pocket expenses.

NOTE 3.  NOTES

     The Trust had issued notes in the aggregate principal amount of $192,500 to the Funds. The Notes paid interest at a per annum rate of 2.50% over the yield of the one-year constant maturity Treasury, redeemable annually by the holder and due on dissolution of the Trust. The notes were redeemed on September 10, 1999.

NOTE 4.  CAPITAL

     There were 200 million shares of $.01 par value common stock authorized. The Trust could classify or reclassify any unissued shares of common stock into one or more series of preferred stock. The common stock was redeemed pursuant to the liquidation on September 27, 1999 (see Note 1). On December 26, 1996 the Trust reclassified and issued 2,040 shares of preferred stock. The preferred stock had a liquidation value of $500 per share plus any accumulated but unpaid dividends. Dividends were cumulative and were paid annually at a rate which is equal to the treasury bill rate as of the preceding December 1 plus 3.5%. The accumulated unpaid dividends were paid and the Preferred Stock redeemed pursuant to the liquidation on September 27, 1999 (see Note 1).

TRUSTEES
Laurence D. Fink, CHAIRMAN
John C. Deterding
Donald G. Drapkin
Wesley R. Edens
Charles Froland
James Grosfeld
Laurence E. Hirsch
Thomas Ruggels
Kendrick R. Wilson, III

OFFICERS
Ralph L. Schlosstein, PRESIDENT
Wesley R. Edens, CHIEF OPERATING OFFICER
Robert I. Kauffman, MANAGING DIRECTOR
Randal A. Nardone, MANAGING DIRECTOR AND ASSISTANT SECRETARY
Erik P. Nygaard, MANAGING DIRECTOR
Henry Gabbay, TREASURER
Susan L. Wagner, SECRETARY
James Kong, ASSISTANT TREASURER

MASTER ADMINISTRATOR
BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY  10154

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
Two Heritage Drive
North Quincy, MA  02171

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, NY  10281-1431

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP
919 Third Avenue
New York, NY  10022


This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of BAI shares.

BLACKROCK ASSET INVESTORS
Two Heritage Drive
North Quincy, MA  02171